GIT Equity Trust

Special Growth Portfolio
Select Growth Portfolio
Equity Income Portfolio

Semi-Annual Report
September 30, 1995/Unaudited

GIT
GIT Investment Funds

Letter to Shareholders
November 11, 1995

Dear Shareholder:

For the six-month period ended September 30, 1995, U.S. equities achieved returns well in excess of their historical averages. During this time frame the total return on the S&P 500 was 18.25%, and the Dow Jones Industrial Average returned 16.61%. Rallies in U.S. equities were fueled by several factors, including solid year-over-year earnings gains for many companies, particularly in the technology and financial sectors, economic reports that suggested slowing inflation, and a sharp rally in the U.S. bond market on falling interest rates. A combination of these trends has made 1995 an exceptional time to be invested in U.S. equities, in contrast to the below-average returns of 1994.

The total return of the Select Growth Portfolio during the six-month period ended September 30, 1995 was 25.01%, solidly outperforming both the S&P 500 and the Dow Jones Industrial Average. The portfolio's returns were driven by strong earnings momentum in the technology sector, as companies involved in information management and communications continued to see their markets expand. In addition, the prices for many blue chip technology companies recovered from historically low valuations at the beginning of the year. The fund also benefited from a sharp rally in financial stocks, as banking, consumer finance, and brokerage stocks all recovered from extended price weakness in 1994.

While recent returns for the Select Growth Portfolio have been substantial, the portfolio appears to be reasonably valued at current levels. The majority of Select Growth Portfolio stocks have exhibited solid historical growth trends in sales and earnings, and share prices do not appear high relative to historical valuations. We would expect to use periods of weakness in the market to accumulate shares of companies with solid growth characteristics.

The more conservative Equity Income Portfolio had a total return of 13.78% for the six-month period ended September
30, 1995. The fund's emphasis on dividend stocks, while limiting exposure to high growth companies, has enabled the fund to achieve its returns with relatively low volatility.
Worth noting was the portfolio's high degree of price stability during the periods of market turbulence seen in July and September.

The Special Growth Portfolio, which invests principally in small companies, achieved a total return of 12.11%. An emphasis on companies with low debt and high return on equity has enabled the fund to maintain a high degree of asset quality, which may provide a buffer against the increasing level of volatility in the market.

In conclusion, we note that the market's upward advance that began in January of 1995 has given way to a recent period of high market volatility. We will, however, continue to use fundamental valuations as our frame of reference, rather than short term market psychology. Our emphasis on company fundamentals and long-term potential has delivered solid returns in recent months, and we believe that we are well-positioned for the years to come.

We appreciate your confidence in GIT Investment Funds, and encourage you to look at all 13 of our mutual fund portfolios.

Sincerely,
(signature)
A. Bruce Cleveland
President

Special Growth Portfolio
Portfolio of Investments - September 30, 1995
(Unaudited)

                                        Number
                                        of
               Common Description       Shares    Value

COMMON STOCKS AND EQUIVALENTS:
88.3% of Net Assets

AIRCRAFT AND AEROSPACE:  2.8%
FlightSafety
International,
Inc.           Provides simulator
               training for operators
               of aircraft and ships    20,000    $917,500

AUTO RELATED:  2.6%
Armor All Products
Corporation     Markets automotive
                cleaners and
                protectants             50,000     862,500

BUILDING AND CONSTRUCTION:  5.8%
*Central Sprinkler
Corporation<F2>Manufactures fire
               sprinklers for commercial,
               industrial and residential
               properties               33,000   1,006,500

Watts Industries,
Inc., Class A  Manufactures valves for
               water safety and control 36,000     895,500

COMMUNICATION:  3.2%
*Globalstar
Telecommunications
Ltd.<F2>       Builds and operates a
               worldwide digital
               telecommunications
               system                   15,000     317,813

Hong Kong
Telecommunications
Ltd., ADR<F1>  Provides telecommunication
               services in Hong Kong    40,000     730,000

COMPUTER SERVICES:  11.0%
American List
Corporation    Compiles computerized
               lists of high school
               and college students     61,000   1,746,125

*CUC International
Inc.<F2>       Operates database programs
               that provide marketing
               services to members      32,000   1,116,000

*Data Research
Associates,
Inc.<F2>       Provides libraries with
               automation systems and
               electronic networking
               services                 50,000     728,125

DRUGS AND HEALTH CARE:  11.8%
*Advanced Technology
Laboratories,
Inc.<F2>       Produces ultrasonic
               diagnostic equipment     38,500     693,000

*Haemonetics
Corporation<F2>Designs and manufactures
               equipment for the collection,
               processing and surgical
               salvage of blood         40,000     920,000

*North American
Biologicals,
Inc.<F2>       Provides plasma components
               to the pharmaceutical and
               diagnostic industries    8,000       67,000

*SpaceLabs
Medical,
Inc.<F2>       Produces patient monitoring
               devices                  35,000     980,000

*Utah Medical
Products,
Inc.<F2>       Manufactures disposable
               medical products         75,000   1,190,625

ELECTRICAL AND ELECTRONICS:  2.6%
*IFR Systems,
Inc.<F2>       Manufactures communications
               test equipment           80,000     840,000

ENTERTAINMENT AND LEISURE TIME:  2.9%
Carnival Corporation,
Class A        Operates cruise ships    40,000     960,000

ENVIRONMENTAL SERVICES:  1.7%
*Horsehead Resource
Development Company,
Inc.<F2>       Processes hazardous
               waste for useful by-products
               and provides soil reclamation
               services                 100,000    539,065

EQUIPMENT RENTAL:  2.8%
McGrath
Rentcorp       Leases temporary
               modular offices          50,000     900,000

See Notes to Portfolio of Investments

Special Growth Portfolio
Portfolio of Investments - September 30, 1995 (continued)
(Unaudited)

                                        Number
                                        of
               Company Description      Shares    Value

HOUSEHOLD FURNISHINGS & APPAREL:  6.8%
Juno Lighting,
Incorporated   Manufactures indoor
               lighting products        55,000    $825,000

Newell Company Manufactures and markets
               consumer hardware and
               housewares               40,000     990,000

*Tandy Brands
Accessories,
Inc.<F2>       Manufactures leather
               goods and accessories    48,000     396,000

INSURANCE:  6.5%
Amwest Insurance
Group, Inc.    Underwrites surety bonds 45,000     669,375

Frontier Insurance
Group, Inc.    Underwrites general
               liability, workers'
               compensation and
               property insurance       30,000     907,500

*20th Century
Industries<F2> Markets auto insurance
               on the west coast        35,000     538,125

LEISURE:  1.1%
*Bell Sports
Corporation<F2>Manufactures and markets
               bicycle helmets          15,000     165,000

*Paul-Son Gaming
Corporation<F2>Manufactures gaming tables
               and related supplies     20,000     195,000

MANUFACTURING:  0.8%
*Koala
Corporation<F2>Manufactures and markets
               child protection
               products                 32,000     264,000

OFFICE EQUIPMENT:  6.7%
Ennis Business
Forms, Inc.    Produces business forms  60,000     832,500

*International
Imaging Materials,
Inc.<F2>       Produces thermal transfer
               ribbons for color
               copiers                  33,000     792,000

*Varitronics
Systems,
Inc.<F2>       Manufactures print-on-tape
               lettering systems        60,000     547,500

OIL RELATED:  6.1%
*Input/Output,
Inc.<F2>       Designs and manufactures
               3-dimensional seismic
               data acquisition systems 30,000   1,151,250

WD-40 Company  Manufactures and
               distributes specialized
               lubricants               20,000     850,000

PUBLISHING AND PRINTING:  2.6%
*Consolidated
Graphics,
Inc.<F2>       Provides general commercial
               printing services        40,000     845,000

REAL ESTATE:  2.4%
Real Estate
Investment
Trust of
California     West coast real estate
               investment trust         20,000     332,500

Western
Investment Real
Estate Trust   West coast real estate
               investment trust         40,000     455,000

RETAIL:  5.1%
*Leslie's
Poolmart<F2>   Retails swimming pool
               supplies and related
               products                 65,000   1,031,875

*Little
Switzerland,
Inc.<F2>       Operates duty-free stores
               in the Caribbean         75,000     290,625

*Pentech
International,
Inc.<F2>       Designs and markets writing
               and drawing instruments 100,000     340,625

TRANSPORTATION:  2.9%
*Offshore
Logistics,
Inc.<F2>       Provides worldwide
               transportation services
               to offshore oil exploration
               and production companies 70,000     958,125

TOTAL COMMON STOCKS AND EQUIVALENTS
(Cost $19,334,749)<F3>                          28,786,753


REPURCHASE AGREEMENT:  11.7% of Net Assets
With Donaldson, Lufkin & Jenrette Securities
Corporation issued 9/29/95 at 6.25%, due 10/2/95
collateralized by $3,877,498 United States
Treasury Bills due 11/16/95. Total proceeds
at maturity are $3,802,980.
(Cost $3,801,000)<F3>                            3,801,000

TOTAL INVESTMENTS (Cost $23,135,749)<F3>       $32,587,753


See Notes to Portfolio of Investments.

Select Growth Portfolio
Portfolio of Investments - September 30, 1995
(Unaudited)

                                   Number
                                   of
                                   Shares        Value

COMMON STOCKS:  91.7% of Net Assets
AUTOMOTIVE:  3.1%
Chrysler Corporation               1,000         $53,000
General Motors Corporation         1,000          46,875
Magna International, Inc.          2,000          90,250

BANKING AND FINANCIAL SERVICES:  18.4%
Chemical Banking Corporation       2,500         152,187
Dean Witter Discover and Company   2,500         140,625
Federal National Mortgage
  Association                      1,000         103,500
First USA, Inc.                    3,000         162,750
Green Tree Financial Corporation   3,200         195,200
Merrill Lynch & Company, Inc.      1,500          93,750
Norwest Corporation                3,000          98,250
Travelers Group, Inc.              3,200         170,000

BEVERAGES - SOFT DRINKS:  1.7%
PepsiCo, Inc.                      2,000         102,000

CAPITAL GOODS: 5.3%
Eaton Corporation                  2,000         106,000
General Electric Company           2,000         127,500
Wabash National Corporation        2,500          88,438

CHEMICALS:  2.9%
Chemed Corporation                 3,000         106,125
*Rexene Corporation<F2>            6,000          70,500

COMPUTERS - HARDWARE AND PERIPHERALS:  9.9%
*Cisco Systems, Inc.<F2>           2,000         138,125
*Compaq Computer Corporation<F2>   3,500         169,312
*Quantum Corporation<F2>           2,000          43,625
*Sun Microsystems, Inc.<F2>        3,900         245,944

COMPUTERS - SOFTWARE AND SERVICES:  5.5%
Reynolds & Reynolds Company        3,500         120,313
*Ross Systems, Inc.<F2>           10,000          69,375
*Sungard Data Systems, Inc.<F2>    5,000         145,000

CONSUMER PRODUCTS:  1.5%
Procter & Gamble Company           1,200          92,400

ELECTRONICS - GENERAL:  5.5%
*Marshall Industries<F2>           4,000         151,000
Pioneer Standard Electronics, Inc. 6,375         111,563
*Recoton Corporation<F2>           2,500          67,813

ELECTRONICS - SEMICONDUCTORS:  9.1%
*Applied Materials, Inc.<F2>       1,400         143,500
Intel Corporation                  2,000         120,375
*Lam Research Corporation          2,000         119,250
Motorola, Inc.                     2,200         168,025

FOREST PRODUCTS - PAPER:  2.2%
Louisiana-Pacific Corporation      2,000         $48,250
Stone Container Corporation        4,500          85,500

HOUSING AND CONSTRUCTION:  8.5%
*American Buildings Company        3,000          70,875
Clayton Homes, Inc.                6,250       148,437
Continental Homes Holding
  Corporation                      3,500        73,500
Oakwood Homes Corp.                4,200       148,050
Shelter Components Corporation     5,000        71,875

INSURANCE:  2.4%
American International Group, Inc.   750        63,750
PXRE Corporation                   3,000        81,000

MEDICAL SUPPLIES AND SERVICES:  3.1%
Olsten Corporation                 2,500        97,187
*Safeskin Corporation<F2>          5,000        88,750

METALS AND MINING:  1.7%
*Magma Copper Company<F2>          5,500       103,125

RAILROADS:  1.1%
Union Pacific Corporation          1,000        66,250

RESTAURANTS:  1.9%
McDonald's Corporation             3,000       114,750

RETAIL-DEPARTMENT STORES:  1.3%
*Consolidated Stores
  Corporation<F2>                  3,500        80,937

RETAIL-SPECIAL LINES:  3.6%
Callaway Golf Company              2,500        38,750
*General Nutrition Companies,
  Inc.<F2>                         4,000       181,000

TELECOMMUNICATIONS:  3.0%
AT&T Corporation                   2,000       131,500
MCI Communications Corporation     1,900        49,519

TOTAL COMMON STOCKS (Cost $3,921,016)<F3>    5,555,575

REPURCHASE AGREEMENT:  8.3% of Net Assets
With Donaldson, Lufkin & Jenrette Securities
Corporation issued 9/29/95 at 6.25%, due 10/2/95
collateralized by $514,143 United States Treasury
Bills due 11/16/95.  Total proceeds at maturity
are $504,263. (Cost $504,000)<F3>              504,000

TOTAL INVESTMENTS (Cost $4,425,016)<F3>     $6,059,575

See Notes to Portfolio of Investments.

Equity Income Portfolio
Portfolio of Investments - September 30, 1995
(Unaudited)

                                   Number
                                   of
                                   Shares        Value

COMMON STOCKS AND EQUIVALENTS:  92.7% of Net Assets

BANKING AND FINANCIAL SERVICES:  14.5%
Bank of New York Company, Inc.     2,000         $93,000
Crestar Financial Corporation      1,000          55,875
Federal Home Loan Mortgage
  Corporation                      1,500         103,688
H&R Block, Inc.                    1,500          57,000
J.P. Morgan & Company, Inc.        1,800         139,275
NationsBank Corporation            2,000         134,500

CHEMICALS:  7.9%
Chemed Corporation                 2,500          88,437
Monsanto Company                   1,200         120,900
WD-40 Company                      2,600         110,500

ELECTRONICS: 1.7%
Diebold, Inc.                      1,500          69,562

HOUSEHOLD PRODUCTS:  3.0%
Clorox Company                     1,700         121,337

INSURANCE:  4.7%
Cigna Corporation                    700          72,887
St. Paul Companies, Inc.           2,000         116,750

LEASING:  3.0%
GATX Corporation                   2,300         119,025

METALS - DIVERSIFIED:  2.3%
Phelps Dodge Corporation           1,500          93,938

MANUFACTURING:  2.8%
Minnesota Mining & Manufacturing
  Company                          2,000         113,000

NATURAL GAS: 5.2%
Tenneco, Inc.                      2,000          92,500
Williams Companies, Inc.           3,046         118,794

OFFICE AND BUSINESS EQUIPMENT:  2.1%
Pitney-Bowes, Inc.                 2,000          84,000

PETROLEUM:  6.2%
Amoco Corporation                  2,000         128,250
Royal Dutch Petroleum Company      1,000         122,750

PHARMACEUTICALS: 4.0%
American Home Products Corporation 1,000          84,875
Pfizer, Inc.                       1,400          74,725

PUBLISHING AND PRINTING:  1.4%
Dun & Bradstreet Corporation       1,000          57,875

REAL ESTATE:  4.0%
Post Properties, Inc.              1,500          46,500
Simon Property Group, Inc.         1,500          38,063
Sun Communities, Inc.              3,000          78,000

RETAIL - DEPARTMENT STORE:  2.2%
May Department Stores Company      2,000         $87,500

TELECOMMUNICATION:  13.0%
Ameritech Corporation              1,800          93,825
Bell Atlantic Corporation          1,000          61,375
Pacific Telesis Group              2,000          61,500
SBC Communications, Inc.           2,500         137,500
Sprint Corporation                 2,000          70,000
Telecom Corporation of New Zealand
Limited, ADR<F1>                   1,600          98,800

TRANSPORTATION:  3.6%
CSX Corporation                    1,000          84,125
Norfolk Southern Corporation         800          59,800

UTILITIES - ELECTRIC:  4.6%
Baltimore Gas and Electric Company 4,600         119,025
Scana Corporation                  2,800          67,200

UTILITIES - GAS:  6.5%
Brooklyn Union Gas Company         3,000          73,875
Northwest Natural Gas Company      3,500         107,844
Washington Gas Light Company       4,000          79,500

TOTAL COMMON STOCKS AND EQUIVALENTS
(Cost $2,826,851)<F3>                          3,737,875

PREFERRED STOCKS:  1.3% of Net Assets
Chase Manhattan Corporation,
  9.08% Series J                   1,000          26,125
Sears, Roebuck and Company
  Depository Shares, 8.88%
  Series 1st                       1,000          25,813

TOTAL PREFERRED STOCKS (Cost $50,000)<F3>         51,938

REPURCHASE AGREEMENT:  5.7% of Net Assets
With Donaldson, Lufkin & Jenrette Securities
Corporation issued 9/29/95 at 6.25%, due 10/2/95
collateralized by $234,629 United States
Treasury Bills due 11/16/95.  Total proceeds
at maturity are $230,120. (Cost $230,000)<F3>    230,000

TOTAL INVESTMENTS (Cost $3,106,851)<F3>       $4,019,813

Notes to the Portfolios of Investments:
[FN]

<F1>ADR    American Depository Receipt
<F2>*      Non-income producing
<F3>Aggregate cost for federal income tax purposes and net
unrealized appreciation of investments is as follows:

                   Special        Select        Equity
                   Growth         Growth        Income
                   Portfolio      Portfolio     Portfolio

Aggregate cost     $23,135,749    $4,425,016    $3,106,851

Gross unrealized
  appreciation     $11,169,427    $1,693,536    $  956,706

Gross unrealized
  depreciation       1,717,423        58,975        43,744

Net unrealized
  appreciation      $9,452,004    $1,634,559      $912,962

The Notes to Financial Statments are an integral part of these statements.

Statements of Assets and Liabilities
September 30, 1995
(Unaudited)

                        Special      Select      Equity
                        Growth       Growth      Income
                        Portfolio    Portfolio   Portfolio
ASSETS
Investments, at cost    $23,135,749  $4,425,016  $3,106,851

Investments, at value
  (Notes 1 and 2)
  Investment securities $28,786,753  $5,555,575  $3,789,813

  Repurchase agreement    3,801,000     504,000     230,000

  Total investments      32,587,753   6,059,575   4,019,813

Cash                            320         813         787

Receivables
  Share subscriptions            --      43,500          --

  Dividends and interest     29,579       4,658      13,050

Other assets                     75           9          36

  Total assets           32,617,727   6,108,555   4,033,686

LIABILITIES
Payables
  Dividends                       6          --       3,083

  Capital shares redeemed    24,099       9,761          --

  Shares reserved for
    subscription                 --      43,500          --

Other liabilities               131          24          24

  Total liabilities          24,236      53,285       3,107

NET ASSETS (Note 5)     $32,593,491  $6,055,270  $4,030,579

CAPITAL SHARES
  OUTSTANDING             1,607,187     289,899     232,533

NET ASSET VALUE PER SHARE   $20.280     $20.888     $17.333

Statements of Operations
For the Six Months Ended September 30, 1995
(Unaudited)

                         Special      Select       Equity
                         Growth       Growth       Income
                         Portfolio    Portfolio    Portfolio
INVESTMENT INCOME (Note 1)
Interest income          $128,078     $16,230      $8,898

Dividend income           201,502      25,842      71,174

  Total investment income 329,580      42,072      80,072

EXPENSES (Notes 3 and 4)
Investment advisory fee   121,992      19,798      14,036

Custodian fees              5,921       1,063         802

Professional fees           9,932       3,712       3,246

Salaries and related
  expenses                 55,142       9,882       7,456

Securities registration
  and blue sky expenses     8,749       4,762       3,927

Telephone expense           3,288         594         446

Data processing and office
  equipment expenses       17,235       3,959       2,969

Office and miscellaneous
  expenses                  9,779       2,497       2,200

Depreciation and
  amortization              1,772         312         237

  Total expenses          233,810      46,579      35,319

NET INVESTMENT
  INCOME (LOSS)            95,770      (4,507)     44,753

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Net realized gain (loss)
  on investments        1,545,631     (33,381)     48,257

Net unrealized
  appreciation of
  investments           2,058,693   1,221,186     388,727

NET GAIN ON INVESTMENTS 3,604,324   1,187,805     436,984

TOTAL INCREASE IN NET
  ASSETS RESULTING
  FROM OPERATIONS      $3,700,094  $1,183,298    $481,737

The Notes to Financial Statements are an integral part of these statements.

Statement of Changes in Net Assets

                        Special Growth Portfolio
                        Six Months Ended
                        Sept. 30, 1995      Year Ended
                        (Unaudited)         March 31, 1995

INCREASE IN NET ASSETS
RESULTING FROM
OPERATIONS
Net investment
  income (loss)         $    95,770         $    266,540

Net realized gain (loss)
  on investments          1,545,631            2,872,581

Net unrealized appreciation
  (depreciation)
  of investments          2,058,693           (2,105,062)

Total increase in net
  assets resulting from
  operations              3,700,094            1,034,059

NET EQUALIZATION
  CREDIT (Note 1)                --                   --

DISTRIBUTIONS TO
SHAREHOLDERS
From net investment income       --             (266,540)

From net capital gains           --           (5,447,258)

CAPITAL SHARE
  TRANSACTIONS (Note 7)  (2,696,319)           1,337,943

TOTAL INCREASE
  (DECREASE)
  IN NET ASSETS           1,003,775           (3,341,796)

NET ASSETS
Beginning of Period      31,589,716           34,931,512

End of Period           $32,593,491          $31,589,716

UNDISTRIBUTED NET
  INVESTMENT INCOME
  (LOSS) INCLUDED IN
  NET ASSETS AT
  THE END OF PERIOD
  (Note 5)                   95,770                   --


                        Select Growth Portfolio
                        Six Months Ended
                        Sept. 30, 1995      Year Ended

INCREASE IN NET ASSETS
RESULTING FROM
OPERATIONS
Net investment
  income (loss)         $    (4,507)        $     (8,924)

Net realized gain (loss)
  on investments            (33,381)             445,885

Net unrealized appreciation
  (depreciation)
  of investments          1,221,186             (216,078)

Total increase in net
  assets resulting from
  operations              1,183,298              220,883

NET EQUALIZATION
  CREDIT (Note 1)                --                   --

DISTRIBUTIONS TO
SHAREHOLDERS
From net investment income       --                    --

From net capital gains           --             (455,760)

CAPITAL SHARE
  TRANSACTIONS (Note 7)     123,376              223,748

TOTAL INCREASE
  (DECREASE)
  IN NET ASSETS           1,306,674              (11,129)

NET ASSETS
Beginning of Period       4,748,596            4,759,725

End of Period            $6,055,270           $4,748,596

UNDISTRIBUTED NET
  INVESTMENT INCOME
  (LOSS) INCLUDED IN
  NET ASSETS AT
  THE END OF PERIOD
  (Note 5)                   (4,507)                  --

                        Equity Income Portfolio
                        Six Months Ended
                        Sept. 30, 1995      Year Ended
                        (Unaudited)         March 31, 1995

INCREASE IN NET ASSETS
RESULTING FROM
OPERATIONS
Net investment
  income (loss)         $    44,753         $     88,298

Net realized gain (loss)
  on investments             48,257               65,516

Net unrealized appreciation
  (depreciation)
  of investments            388,727               47,919

Total increase in net
  assets resulting from
  operations                481,737              201,733

NET EQUALIZATION
  CREDIT (Note 1)                --                 (427)

DISTRIBUTIONS TO
SHAREHOLDERS
From net investment income  (44,753)            (111,973)

From net capital gains           --             (170,493)

CAPITAL SHARE
  TRANSACTIONS (Note 7)     181,086             (130,962)

TOTAL INCREASE
  (DECREASE)
  IN NET ASSETS             618,070             (212,122)

NET ASSETS
Beginning of Period       3,412,509            3,624,631

End of Period            $4,030,579           $3,412,509

UNDISTRIBUTED NET
  INVESTMENT INCOME
  (LOSS) INCLUDED IN
  NET ASSETS AT
  THE END OF PERIOD
  (Note 5)                       --                   --

The Notes to Financial Statements are an integral part of these statements.

Financial Highlights

Selected data for a share outstanding thoughout each year:
Year ended
Mar. 31         1991   1992    1993    1994   1995   1995<F1>

Special Growth Portfolio

Net asset value
  beginning of
  year       $17.634 $18.047 $19.099 $19.970 $21.110 $18.092

Net investment
  income      $0.287  $0.175  $0.092  $0.171  $0.152  $0.057

Net realized &
  unrealized
  gains
  (losses) on
  securities  $0.502  $1.245  $1.031   $2.125  $0.190 $2.131

Total from
  investment
  operations  $0.789  $1.420  $1.123   $2.296  $0.342  $2.188

Distributions
  from net
  investment
  income     $(0.376) $(0.159)$(0.121)$(0.170)$(0.152)     --

Distributions
  from capital
  gains           --  $(0.209)$(0.131)$(0.986)$(3.208)    --

Total
  distribu-
  tions      $(0.376) $(0.368)$(0.252)$(1.156)($3.360)    --

Net asset
  value end
  of year    $18.047  $19.099 $19.970 $21.110 $18.092 $20.280

Total return   4.76%    7.92%   5.90%  11.57%   2.27%  24.17<F2>

Net assets end
  of year
  (thousands) $51,465 $58,867 $38,911 $34,931  $31,590 $32,593

Ratio of
  expenses
  to average
  net assets  1.40%   1.39%   1.35%   1.45%   1.30%   1.43%<F2>

Ratio of net
  investment
  income to
  average net
  assets      1.82%   0.95%   0.44%   0.75%   0.76%   0.59%<F2>

Portfolio
  turnover       6%     24%     13%     7%       4%      1%


Select Growth Portfolio

Net asset value
  beginning of
  year       $17.105 $18.884 $19.670 $18.486  $17.706 $16.706

Net investment
  income      $0.400  $0.268  $0.137 $(0.053) $(0.032)$(0.016)

Net realized &
  unrealized
  gains
  (losses) on
  securities  $2.031  $0.736  $1.410  $(0.318) $0.741  $4.198

Total from
  investment
  operations  $2.431  $1.004  $1.547  $(0.371) $0.709  $4.182

Distributions
  from net
  investment
  income     $(0.498)$(0.218)$(0.175) $(0.007)     --      --

Distributions
  from capital
  gains      $(0.154)     -- $(2.556) $(0.402) $(1.709)    --

Total
  distribu-
  tions     $(0.652)$(0.218) $(2.731) $(0.409) ($1.709)    --

Net asset
  value end
  of year   $18.884 $19.670  $18.486  $17.706  $16.706 $20.888

Total return 14.65%   5.28%    8.45%   (2.05)%   4.55%  50.09<F2>

Net assets end
  of year
  (thousands) $3,917 $5,483   $5,742   $4,760   $4,749  $6,055

Ratio of
  expenses
  to average
  net assets   2.00%  2.00%    2.00%    2.02%    1.90%   1.76%<F2>

Ratio of net
  investment
  income to
  average net
  assets       2.28%  1.44%    0.70%   (0.27)%  (0.19)% (0.17%)<F2>

Portfolio
  turnover       12%     60%    125%       48%      82%    22%

Equity Income Portfolio

Net asset value
  beginning of
  year       $14.661 $14.805 $15.117  $16.814  $15.809 $15.411

Net investment
  income      $0.627  $0.499  $0.416   $0.382   $0.504  $0.197

Net realized &
  unrealized
  gains
  (losses) on
  securities  $0.298  $0.203  $1.961  $(0.543)  $0.364  $1.922

Total from
  investment
  operations  $0.925  $0.702  $2.377  $(0.161 ) $0.868  $2.119

Distributions
  from net
  investment
  income     $(0.781)$(0.390)$(0.449) $(0.352) $(0.504)$(0.197)

Distributions
  from capital
  gains           --      -- $(0.231) $(0.492) $(0.762)    --

Total
  distribu-
  tions      $(0.781)$(0.390)$(0.680) $(0.844) ($1.266)$(0.197)

Net asset
  value end
  of year    $14.805 $15.117 $16.814  $15.809  $15.411 $17.333

Total return   6.58%   4.74%  16.11    (1.08)%   6.04%  27.59<F2>

Net assets end
  of year
  (thousands) $2,709  $2,838  $3,315   $3,625   $3,413  $4,031

Ratio of
  expenses
  to average
  net assets   2.25%   2.15%   2.19%    2.17%   2.07%   1.88%<F2>

Ratio of net
  investment
  income to
  average net
  assets       4.28%   3.47%   2.58%    2.27%   2.53%   2.39%<F2>

Portfolio
  turnover        9%     32%     55%      34%     29%      2%

[FN]
<F1>Six month period ending September 30, 1995 (unaudited)
<F2>Annualized

The Notes to Financial Statements are an integral part of these statements.

GIT Equity Trust
Notes to Financial Statements
September 30, 1995

1. Summary of Significant Accounting Policies. GIT Equity Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust offers shares in four separate portfolios which invest in differing securities (under policies described in the current prospectus). The Special Growth Portfolio is invested primarily in smaller companies that may offer rapid growth potential. The Select Growth Portfolio is invested primarily in established companies that may be undervalued or may offer good management and significant growth potential. The Equity Income Portfolio is invested primarily in relatively stable, high-yielding securities. The Worldwide Growth Portfolio invests primarily in foreign equity securities emphasizing companies that are likely to benefit from the growth of the world's smaller and emerging capital markets. The Worldwide Growth Portfolio issues separate semi-annual and annual financial reports to shareholders.

Securities Valuation: Securities traded on a national securities exchange are valued at their closing sale price, if available, and if not available such securities are valued at the mean between their bid and asked prices.
Other securities, for which current market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes. Repurchase agreements are valued at amortized cost, which approximates market value.

Investment Income: Interest and other income (if any) is accrued as earned. Dividend income is recorded on the ex-dividend date.

Dividends and Income Tax: Substantially all of the Trust's accumulated net investment income, if any, determined as gross investment income less accrued expenses, is declared as a regular dividend and distributed to shareholders at least twice annually at calendar and fiscal year ends. The
Trust intends to declare and pay regular Equity Income

Portfolio dividends quarterly. Capital gains distributions reflecting net realized gains of each portfolio (if any) are declared and paid twice annually at calendar and fiscal year end. In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, all of the taxable income of each portfolio is distributed to its shareholders, and therefore no federal income tax provision is required.

Equalization: The Trust uses an accounting practice known as equalization for the Equity Income Portfolio, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

Share Subscriptions: Shares purchased by check or otherwise not paid for in immediately available funds are accounted for as share subscriptions receivable and shares reserved for subscriptions.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank. Repurchase agreements may be terminated within seven days. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with Bankers Finance Investment Management Corp. ("BFIMC"), transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with Affiliates. The Investment Adviser to the Trust, BFIMC, earns an advisory fee equal to 0.75% per annum of the average net assets of each of the Special Growth, Select Growth and Equity Income Portfolios; the fees accrue daily and are payable monthly. BFIMC has retained Cramblit & Carney, Incorporated, investment counselors, as a sub-adviser with respect to the Special Growth Portfolio. For the six months ended September 30, 1995, the sub-adviser received fees of $61,361. In order to meet the securities registration requirements of certain states, BFIMC has undertaken to reimburse the Trust by the amount, if any, by which the total expenses of the Trust (less certain excepted expenses) exceed the applicable expense limitation in any state or other jurisdiction in which the Trust is subject to regulation during the fiscal year. The Trust believes the current applicable expense limitation is 2.5% per annum of the average net assets of each portfolio up to $30 million, 2% of any amount of such net assets exceeding $30 million but not exceeding $100 million, and 1.5% per annum of such amount in excess of $100 million. BFIMC is responsible for the fees and expenses of trustees who are affiliated with BFIMC, the rent expense of the Trust's principal executive office premises and certain promotional expenses. For the six months ended September 30, 1995, outside trustee fees were $1,750 for each portfolio. At September 30, 1995, certain officers, trustees, companies and individuals affiliated with the Trust have investments in the Trust aggregating 1.3% of the Special Growth Portfolio shares outstanding, 1.1% of the Select Growth Portfolio shares outstanding and 0.2% of the Equity Income Portfolio shares outstanding.

4. Other Expenses. With the exception of certain expenses of the Trust payable by it directly, all operational support services are provided to the Trust under a services agreement between the Trust and BFIMC, pursuant to which such services are to be provided for amounts not exceeding the cost to BFIMC of the support provided. Common expenses incurred by the Trust are allocated among the portfolios based on the ratio of net assets of each portfolio to the combined net assets. For the six months ended September 30, 1995, operating expenses of $111,818 for the Special Growth Portfolio, $26,781 for the Select Growth Portfolio, and $21,283 for the Equity Income Portfolio have been reimbursed to BFIMC under the Services Agreement. As of September 30, 1995, expenses of $23,869 for the Select Growth Portfolio and $48,868 for the Equity Income Portfolio have been incurred by BFIMC on behalf of the portfolios, the billings of which has been deferred.

5. Net Assets. At March 31, 1995, net assets included the following:

                       Special       Select        Equity
                       Growth        Growth        Income
                       Portfolio     Portfolio     Portfolio

Net paid in capital on
  shares of beneficial
  interest             $21,500,086   $4,469,576   $3,122,010

Undistributed net
  investment income
  (loss)                    95,770       (4,507)          --

Accumulated net realized
  gains (losses)         1,545,631      (44,358)     (4,393)

Net unrealized
  appreciation of
  investments            9,452,004    1,634,559     912,962

Total net assets       $32,593,491   $6,055,270  $4,030,579

6. Investment Transactions. Purchases and sales of securities other than short-term securities for the six months ended September 30, 1995, were as follows:

                       Special       Select        Equity
                       Growth        Growth        Income
                       Portfolio     Portfolio     Portfolio

Purchases            $  310,150      $1,176,830    $217,580
Sales	        	       2,517,548       1,202,973      77,772

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized.
Transactions in capital shares for the six months ended
September 30, 1995 and for the year ended March 31, 1995 were as follows:

                        Special Growth Portfolio
                        Period Ended
                        Sept. 30, 1995
                        (Unaudited)       March 31, 1995
In Dollars

Shares sold             $37,667,138       $164,683,514
Shares issued in
  reinvestment
  of dividends                   --          5,232,976

Total shares issued      37,667,138        169,916,490

Shares redeemed         (40,363,457)      (168,578,547)

Net increase
  (decrease)            $(2,696,319)        $1,337,943

In Shares

Shares sold               1,980,035          8,581,112

Shares issued in
  reinvestment
  of dividends                   --            284,944

Total shares issued       1,980,035          8,866,056

Shares redeemed          (2,118,929)        (8,774,708)

Net increase
  (decrease)               (138,894)            91,348

                        Select Growth Portfolio
                        Period Ended
                        Sept. 30, 1995
                        (Unaudited)       March 31, 1995
In Dollars

Shares sold                $919,439         $1,165,448
Shares issued in
  reinvestment
  of dividends                   --            443,606

Total shares issued         919,439          1,609,054

Shares redeemed            (796,063)        (1,385,306)

Net increase
  (decrease)               $123,376         $  223,748

In Shares

Shares sold                  49,721             68,987

Shares issued in
  reinvestment
  of dividends                   --             28,074

Total shares issued          49,721             97,061

Shares redeemed             (44,060)           (81,565)

Net increase
  (decrease)                  5,661             15,496

                        Equity Income Portfolio
                        Period Ended
                        Sept. 30, 1995
                        (Unaudited)       March 31, 1995
In Dollars

Shares sold                $551,050          $ 297,518
Shares issued in
  reinvestment
  of dividends               40,144            269,709

Total shares issued         591,194            567,227

Shares redeemed            (408,947)          (698,189)

Net increase
  (decrease)               $182,247)         $(130,962)

In Shares

Shares sold                  33,772             19,179

Shares issued in
  reinvestment
  of dividends                2,386             18,114

Total shares issued          36,158             37,293

Shares redeemed             (25,063)           (45,132)

Net increase
  (decrease)                 11,095             (7,839)

Telephone Numbers

Shareholder Service
  Washington, DC area: 703/528-6500
  Toll-free nationwide: 800/336-3063

24-Hour ACCESS
  Toll-free nationwide: 800/448-4422

The GIT Family of Mutual Funds

GIT Equity Trust
  Special Growth Portfolio
  Select Growth Portfolio
  Equity Income Portfolio
  Worldwide Growth Portfolio

GIT Income Trust
  Maximum Income Portfolio
  Government Portfolio

GIT Tax-Free Trust
  Arizona Portfolio
  Maryland Portfolio
  Missouri Portfolio
  Virginia Portfolio
  National Portfolio
  Money Market Portfolio

Government Investors Trust

For more complete information on any GIT Investment Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money. This prospectus does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made.

GIT
GIT INVESTMENT FUNDS
1655 Fort Myer Drive
Arlington Virginia 22209
http://www.gitfunds.com